Common Stock (Common Stock Rollfoward) (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) In Common Stock Value [Roll Forward]
Balance, December 31, 2018	$ 5,816
Issuance of common stock		$ 25
Issuance of common stock	99	295
Options exercised under senior management share option plan	97
Balance, December 31, 2019	$ 6,216	$ 5,816
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, December 31, 2018	234,120	228,770
Conversion of Convertible Debentures	30	10
Issuance of common stock	1,770	450
Issued under Purchase Plans at market rate	3,990	4,870
Discount on shares purchased under Dividend Reinvestment Plan	0	0
Options exercised under senior management share option plan	2,570	20
Employee Share Purchase Plan	0	0
Balance, December 31, 2019	242,480	234,120
Common Stock
Increase (Decrease) In Common Stock Value [Roll Forward]
Balance, December 31, 2018	$ 5,816	$ 5,601
Conversion of Convertible Debentures	1	0
Issuance of common stock		22
Issuance of common stock	99	0
Issued under Purchase Plans at market rate	202	200
Discount on shares purchased under Dividend Reinvestment Plan Value	7	9
Options exercised under senior management share option plan	104	1
Employee Share Purchase Plan	1	1
Balance, December 31, 2019	$ 6,216	$ 5,816